Debt (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Notes payable – current
Uncommitted lines of credit	$ 19.2	$ 24.8
Unsecured Debt, Current	11.5	0.0
Other	1.3	0.8
Short-term Debt	32.0	25.6
Long-term debt
Credit facility	168.0	240.0
Unsecured Long-term Debt, Noncurrent	218.5	0.0
Senior notes	225.0	225.0
Industrial development revenue bonds	0.0	11.9
Other	1.6	2.9
Debt Issuance Costs, Net	(6.9)	$ (2.5)
Long-term debt	$ 613.1